Marketable Securities and Fair Value Measurements - Summary of Available-for-Sale Marketable Securities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 53,066	$ 36,400	$ 29,871
Gross Unrealized Gains	71	46	58
Gross Unrealized Losses	(12)	(20)
Estimated Fair Value	53,125	36,426	29,929
U.S. Treasuries
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	52,566	35,900	29,371
Gross Unrealized Gains	62	38	50
Gross Unrealized Losses	(12)	(20)
Estimated Fair Value	52,616	35,918	29,421
Mutual Funds
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	500	500	500
Gross Unrealized Gains	9	8	8
Estimated Fair Value	$ 509	$ 508	$ 508